Employee Benefits - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits Explanatory [Line Items]
Assets of benefit plan	$ 2,542,854
Estimate of contributions expected to be paid to plan for next annual reporting period	100,799
Employee benefits expense	38,154,140	$ 42,751,122	$ 44,900,469
Domestic defined contribution plans [member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Employee benefits expense	977,908	1,024,700	1,003,063
Overseas defined contribution plans [Member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Employee benefits expense	$ 784,169	$ 923,378	$ 892,109
Bottom of range [member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Weighted-average duration of defined benefit obligation	5 years
Top of range [member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Weighted-average duration of defined benefit obligation	20 years